Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares		Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2020 CNY (¥) shares
Allowance for doubtful accounts	¥ 177,563		$ 27,863		¥ 128,199
Total current liabilities	3,986,219		625,524		4,185,683
Total non-current liabilities	605,417		95,004		736,370
Total liabilities	¥ 4,591,636		$ 720,528		¥ 4,922,053
Ordinary shares, par value | $ / shares			$ 0.0025
Ordinary shares, shares authorized	400,000,000,000		400,000,000,000		400,000,000,000
Ordinary shares, shares issued	505,183,788		505,183,788		479,219,628
Ordinary shares, shares outstanding	505,183,788	[1]	505,183,788	[1]	479,219,628	[1]
Consolidated VIEs [Member]
Total current liabilities	¥ 375,845		$ 58,978		¥ 602,990
Total non-current liabilities	60,664		9,520		75,301
Total liabilities	¥ 436,509		$ 68,498		¥ 678,291

[1]	Par value per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on February 5, 2021 as detailed in Note 2(a) and Note 22.